Note 09 - General and Administrative Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses [Abstract]
Information Technology		€ 3,610	€ 3,755	€ 3,680
Occupancy, furniture and equipment expenses		1,624	1,478	1,429
Regulatory, Tax and Insurance	[1]	1,028	1,399	1,285
Professional services		763	899	858
Banking services and outsourced operations		964	964	881
Market Data and Research Services		400	374	378
Travel expenses		153	143	110
Marketing expenses		149	203	165
Other expenses	[2]	2,552	899	943
Total general and administrative expenses		€ 11,243	€ 10,112	€ 9,728

[1]	Includes bank levy of € 172 million in 2024, € 528 million in 2023 and € 762 million in 2022
[2]	Includes litigation related expenses of € 2.0 billion in 2024 and € 311 million in 2023 and € 413 million in 2022; see Note 27 “Provisions”, for more details on litigation